Liabilities for Guarantee Benefits (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		$ 575,841	$ 642,791
Less: reinsurance recoverable		90,966	107,064
Net beginning balance		484,875	535,727
Incurred guarantee benefits		159,104	217,626
Paid guarantee benefits		(108,252)	(118,063)
Net change		50,852	99,563
Net ending balance	$ 484,875	535,727	635,290
Plus reinsurance recoverable	90,966	107,064	122,638
Gross ending balance	575,841	642,791	757,928
Predecessor
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	308,402	317,382
Less: reinsurance recoverable	308,402	317,382
Net beginning balance	0	0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	317,382
Gross ending balance	317,382
Variable Annuity | GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		8,057	8,358
Less: reinsurance recoverable		8,057	8,358
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance	0	0	0
Plus reinsurance recoverable	8,057	8,358	8,844
Gross ending balance	8,057	8,358	8,844
Variable Annuity | GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		7,122	8,240
Less: reinsurance recoverable		7,122	8,240
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance	0	0	0
Plus reinsurance recoverable	7,122	8,240	5,663
Gross ending balance	7,122	8,240	5,663
Variable Annuity | GMWB/GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		8,499	6,733
Less: reinsurance recoverable		8,499	6,733
Net beginning balance		0	0
Incurred guarantee benefits		0	0
Paid guarantee benefits		0	0
Net change		0	0
Net ending balance	0	0	0
Plus reinsurance recoverable	8,499	6,733	7,814
Gross ending balance	8,499	6,733	7,814
Variable Annuity | Predecessor | GMDB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	8,444	8,057
Less: reinsurance recoverable	8,444	8,057
Net beginning balance	0	0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	8,057
Gross ending balance	8,057
Variable Annuity | Predecessor | GMIB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	8,743	7,122
Less: reinsurance recoverable	8,743	7,122
Net beginning balance	0	0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	7,122
Gross ending balance	7,122
Variable Annuity | Predecessor | GMWB/GMAB
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	9,444	8,499
Less: reinsurance recoverable	9,444	8,499
Net beginning balance	0	0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	8,499
Gross ending balance	8,499
Secondary Guarantees Interest-Sensitive Life and Fixed Annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance		552,163	619,460
Less: reinsurance recoverable		67,288	83,733
Net beginning balance		484,875	535,727
Incurred guarantee benefits		159,104	217,626
Paid guarantee benefits		(108,252)	(118,063)
Net change		50,852	99,563
Net ending balance	484,875	535,727	635,290
Plus reinsurance recoverable	67,288	83,733	100,317
Gross ending balance	552,163	619,460	$ 735,607
Secondary Guarantees Interest-Sensitive Life and Fixed Annuities | Predecessor
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross beginning balance	281,771	293,704
Less: reinsurance recoverable	281,771	293,704
Net beginning balance	0	$ 0
Incurred guarantee benefits	0
Paid guarantee benefits	0
Net change	0
Net ending balance	0
Plus reinsurance recoverable	293,704
Gross ending balance	$ 293,704